Exploration and Evaluation Assets (Details) - Schedule of Common Share Issuances and Exploration Expenditures to Acquire Interest of Augustus Lithium property	12 Months Ended
Mar. 31, 2023 CAD ($) shares
On signing (paid and issued) [Member] | Augustus Lithium Property [Member]
Exploration and Evaluation Assets (Details) - Schedule of Common Share Issuances and Exploration Expenditures to Acquire Interest of Augustus Lithium property [Line Items]
Option payments	$ 35,000
Issuance of FE Battery common shares (in Shares) | shares	131,579
Minimum exploration expenditures
Cumulative exploration expenditure
January 18, 2022 (paid, issued and completed) [Member] | Augustus Lithium Property [Member]
Exploration and Evaluation Assets (Details) - Schedule of Common Share Issuances and Exploration Expenditures to Acquire Interest of Augustus Lithium property [Line Items]
Option payments	$ 40,000
Issuance of FE Battery common shares (in Shares) | shares	131,579
Minimum exploration expenditures	$ 50,000
Cumulative exploration expenditure	50,000
October 29, 2022 (paid, issued and completed) [Member] | Augustus Lithium Property [Member]
Exploration and Evaluation Assets (Details) - Schedule of Common Share Issuances and Exploration Expenditures to Acquire Interest of Augustus Lithium property [Line Items]
Option payments	$ 105,000
Issuance of FE Battery common shares (in Shares) | shares	613,158
Minimum exploration expenditures	$ 500,000
Cumulative exploration expenditure	550,000
On Signing Paid and Issued [Member] | Gaspesie Peninsula Property [Member]
Exploration and Evaluation Assets (Details) - Schedule of Common Share Issuances and Exploration Expenditures to Acquire Interest of Augustus Lithium property [Line Items]
Option payments	$ 17,500
Issuance of FE Battery common shares (in Shares) | shares	713,158
Minimum exploration expenditures
Cumulative exploration expenditure
On Signing Paid and Issued [Member] | Phyllis Cobalt Property [Member]
Exploration and Evaluation Assets (Details) - Schedule of Common Share Issuances and Exploration Expenditures to Acquire Interest of Augustus Lithium property [Line Items]
Option payments	$ 20,000
Issuance of FE Battery common shares (in Shares) | shares	26,316
Minimum exploration expenditures
Cumulative exploration expenditure
March 31, 2023 [Member] | Gaspesie Peninsula Property [Member]
Exploration and Evaluation Assets (Details) - Schedule of Common Share Issuances and Exploration Expenditures to Acquire Interest of Augustus Lithium property [Line Items]
Option payments	$ 17,500
Issuance of FE Battery common shares (in Shares) | shares	100,000
Minimum exploration expenditures
Cumulative exploration expenditure
December 15, 2023 [Member] | Gaspesie Peninsula Property [Member]
Exploration and Evaluation Assets (Details) - Schedule of Common Share Issuances and Exploration Expenditures to Acquire Interest of Augustus Lithium property [Line Items]
Option payments	$ 40,000
Issuance of FE Battery common shares (in Shares) | shares	200,000
Minimum exploration expenditures	$ 100,000
Cumulative exploration expenditure	100,000
December 15, 2024 [Member] | Gaspesie Peninsula Property [Member]
Exploration and Evaluation Assets (Details) - Schedule of Common Share Issuances and Exploration Expenditures to Acquire Interest of Augustus Lithium property [Line Items]
Option payments	$ 50,000
Issuance of FE Battery common shares (in Shares) | shares	400,000
Minimum exploration expenditures	$ 400,000
Cumulative exploration expenditure	500,000
December 15, 2025 [Member] | Gaspesie Peninsula Property [Member]
Exploration and Evaluation Assets (Details) - Schedule of Common Share Issuances and Exploration Expenditures to Acquire Interest of Augustus Lithium property [Line Items]
Option payments	$ 60,000
Issuance of FE Battery common shares (in Shares) | shares	500,000
Minimum exploration expenditures	$ 2,000,000
Cumulative exploration expenditure	2,500,000
September 1, 2020 [Member] | Phyllis Cobalt Property [Member]
Exploration and Evaluation Assets (Details) - Schedule of Common Share Issuances and Exploration Expenditures to Acquire Interest of Augustus Lithium property [Line Items]
Option payments	$ 35,000
Issuance of FE Battery common shares (in Shares) | shares	39,474
Minimum exploration expenditures	$ 75,000
Cumulative exploration expenditure	75,000
December 31, 2020 [Member] | Phyllis Cobalt Property [Member]
Exploration and Evaluation Assets (Details) - Schedule of Common Share Issuances and Exploration Expenditures to Acquire Interest of Augustus Lithium property [Line Items]
Option payments	$ 35,000
Issuance of FE Battery common shares (in Shares) | shares	39,474
Minimum exploration expenditures	$ 25,000
Cumulative exploration expenditure	100,000
June 1, 2021 [Member] | Phyllis Cobalt Property [Member]
Exploration and Evaluation Assets (Details) - Schedule of Common Share Issuances and Exploration Expenditures to Acquire Interest of Augustus Lithium property [Line Items]
Option payments	$ 50,000
Issuance of FE Battery common shares (in Shares) | shares	52,632
Minimum exploration expenditures	$ 25,000
Cumulative exploration expenditure	125,000
On signing (issued) [Member] | Scramble Mine Gold Property [Member]
Exploration and Evaluation Assets (Details) - Schedule of Common Share Issuances and Exploration Expenditures to Acquire Interest of Augustus Lithium property [Line Items]
Option payments
Issuance of FE Battery common shares (in Shares) | shares	105,263
Minimum exploration expenditures
Cumulative exploration expenditure
September 1, 2020 (completed) [Member] | Scramble Mine Gold Property [Member]
Exploration and Evaluation Assets (Details) - Schedule of Common Share Issuances and Exploration Expenditures to Acquire Interest of Augustus Lithium property [Line Items]
Option payments
Issuance of FE Battery common shares (in Shares) | shares
Minimum exploration expenditures	$ 30,000
Cumulative exploration expenditure	30,000
June 2, 2021 [Member] | Scramble Mine Gold Property [Member]
Exploration and Evaluation Assets (Details) - Schedule of Common Share Issuances and Exploration Expenditures to Acquire Interest of Augustus Lithium property [Line Items]
Option payments
Issuance of FE Battery common shares (in Shares) | shares	78,947
Minimum exploration expenditures	$ 40,000
Cumulative exploration expenditure	70,000
June 2, 2022 [Member] | Scramble Mine Gold Property [Member]
Exploration and Evaluation Assets (Details) - Schedule of Common Share Issuances and Exploration Expenditures to Acquire Interest of Augustus Lithium property [Line Items]
Option payments
Issuance of FE Battery common shares (in Shares) | shares	78,947
Minimum exploration expenditures	$ 80,000
Cumulative exploration expenditure	150,000
June 2, 2023 [Member] | Scramble Mine Gold Property [Member]
Exploration and Evaluation Assets (Details) - Schedule of Common Share Issuances and Exploration Expenditures to Acquire Interest of Augustus Lithium property [Line Items]
Option payments	$ 100,000
Issuance of FE Battery common shares (in Shares) | shares
Minimum exploration expenditures	$ 100,000
Cumulative exploration expenditure	250,000
On signing [Member] | Trix Lithium Property [Member]
Exploration and Evaluation Assets (Details) - Schedule of Common Share Issuances and Exploration Expenditures to Acquire Interest of Augustus Lithium property [Line Items]
Option payments	$ 25,000
Issuance of FE Battery common shares (in Shares) | shares	83,333
Minimum exploration expenditures
Cumulative exploration expenditure
March 13, 2024 [Member] | Trix Lithium Property [Member]
Exploration and Evaluation Assets (Details) - Schedule of Common Share Issuances and Exploration Expenditures to Acquire Interest of Augustus Lithium property [Line Items]
Option payments	$ 25,000
Issuance of FE Battery common shares (in Shares) | shares	1,500,000
Minimum exploration expenditures	$ 100,000
Cumulative exploration expenditure	100,000
March 13, 2025 [Member] | Trix Lithium Property [Member]
Exploration and Evaluation Assets (Details) - Schedule of Common Share Issuances and Exploration Expenditures to Acquire Interest of Augustus Lithium property [Line Items]
Option payments	$ 25,000
Issuance of FE Battery common shares (in Shares) | shares	500,000
Minimum exploration expenditures	$ 200,000
Cumulative exploration expenditure	300,000
March 13, 2026 [Member] | Trix Lithium Property [Member]
Exploration and Evaluation Assets (Details) - Schedule of Common Share Issuances and Exploration Expenditures to Acquire Interest of Augustus Lithium property [Line Items]
Option payments	$ 100,000
Issuance of FE Battery common shares (in Shares) | shares	500,000
Minimum exploration expenditures	$ 400,000
Cumulative exploration expenditure	$ 700,000